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                      SMITH BARNEY VARIABLE ACCOUNT FUNDS



                                 ANNUAL REPORT



                               December 31, 1996




 This report is authorized for distribution to shareholders and to others only when accompanied or preceded by a current prospectus of the Fund.

SMITH BARNEY VARIABLE ACCOUNT FUNDS



Dear Shareholder:

We are pleased to provide the annual report for the year ended December 31, 1996 for the Smith Barney Variable Account Funds. This letter will we review the performance of the financial markets in 1996 and briefly discuss the portfolio strategies employed by each Portfolio. In addition, by now you should have received a letter from Nationwide Insurance regarding the consolidation of the investment portfolios in Smith Barney Variable Account Funds into substantially similar existing funds. As of the date of this letter, we are currently in the process of finalizing an Application for a Securities and Exchange Commission Order of Substitution to consolidate these portfolios.

MARKET AND ECONOMIC OVERVIEW

The stock market continued its impressive climb in 1996, soaring to record levels by year end, while the bond market struggled because of investor concerns that the U.S. economy was overheating. The economy in 1996, which had moderate inflation, stable to lower interest rates, and strong corporate earnings growth, proved to be quite favorable not only for the domestic equity markets, but worldwide equity markets as well. Over the year, Standard and Poor's 500 Index ("S&P 500"), a capitalization weighted-index of 500 widely held common stocks, gained 22.95% , driven primarily by the strong appreciation of large-capitalization stocks. In its only action all year, the Federal Reserve Board lowered the discount rate from 5.25% to 5%. ( The discount rate is the interest rate the Federal Government charges banks for overnight loans.) The rate of inflation, as measured by the Consumer Price Index ("CPI"), remained a modest 3% in 1996. Investors also signaled their approval of the continuance of a divided federal government and the recently elected Republican majority in Congress with a vigorous post-election rally in financial markets.

Disappointing earnings reports from the technology and healthcare sectors caused many investors to believe these stocks had become overvalued and unable to sustain their spectacular recent growth rates, and that triggered a mid-year correction. In our view, this correction has been healthy for the stock market because it removed some excessive speculation and paved the way for more sustainable economic growth. Seeking stability and liquidity, investors gravitated towards blue chip and large-capitalization stocks. The Dow Jones Industrial Average (the "Dow"), a price-weighted average of 30 actively traded blue chip stocks, rose 26% for the year, closing at 6448.

Conversely, the domestic bond market experienced significant volatility as reports of a stronger than expected U.S. economy were released throughout the year. Bond prices fluctuated while investors monitored key economic indicators. Jobless claims rose slightly in January, attributable mostly to an especially harsh winter on the east coast, and then dropped steadily to its lowest point in years. At the end of the year, the unemployment rate was approximately 5.3%. Higher employment, coupled with a surge in consumer spending, lead many bond investors to think the economy was growing faster than expected, which would cause inflation ultimately to rise. Although U.S. Treasuries performed well in the fall, especially in the months of October and November, renewed fears of inflation and the specter of a possible rate hike by the Federal Reserve pushed down prices of the benchmark 30-year Treasury bonds, driving its yield up 0.70% to finish the year at 6.64%.

Stock markets in Germany and Great Britain posted gains comparable to those in the United States while Japan's financial markets continued to falter. On the other hand, emerging market debt investments flourished during the reporting period. For example, The J.P. Morgan Emerging Markets Bond Index (a basket of popular debt instruments from representative countries in Europe, Asia, Africa, and Latin America) jumped 40% for the year, making emerging market bonds one of the few investments that exceeded the performance of stocks in 1996.

Looking ahead to 1997, we anticipate a continuation of this favorable economic environment for financial assets. We believe that large-capitalization growth stocks, which significantly outperformed other segments of the market in 1996, should hold their gains but experience less appreciation in 1997. On the other hand, small and mid-capitalization stocks, which were relatively flat in 1996, should show better performance. With respect to the fixed-income market, we do not anticipate any major development that will cause the market to move dramatically in either direction. In our view, the bulk of any returns in fixed-income investments will probably come from coupon interest and not price appreciation.

INCOME AND GROWTH PORTFOLIO

In selecting stocks for the Income and Growth Portfolio, we typically choose large-capitalization companies that have an above-market dividend yield and assets undervalued by the marketplace. We look to find a fundamental improvement underway, such as a new product development or new management, the positive effect of which has not yet been reflected in the stock price.

We seek to employ a conservative, highly disciplined and bottom-up approach to investing. This means that individual stock selection is more influential to the overall performance of the Portfolio rather than the present or future condition of the economy, financial markets or particular market sectors. For the year ended December 31, 1996, the Income and Growth Portfolio generated an annual total return of 21.02%, outperforming its Lipper Analytical Services Peer Group Average (a major fund tracking organization) of 16.08%.

During the spring and summer of 1996, concerns about the pace of economic growth caused an increase in volatility in the bond market. A generally positive stock market was interrupted in July when earnings disappointments by a few prominent corporations caused some investors to believe their stock prices had become overvalued and this resulted in a relatively sharp sell-off. In retrospect, those investor concerns proved unfounded which set the stage for the stock market's current rally.

An additions to the Income and Growth Portfolio during the reporting period that demonstrates its value approach to investing is Bristol-Myers. Considered a conservatively managed "sleeper" in the drug industry with no new exciting drugs in the pipeline, Bristol-Myers has a solid balance sheet and one of the highest yielding stocks in the sector.

What initially caught our attention was the fact that the company's new cost-conscious management team, which has been recently streamlined into three separate divisions, had managed Bristol-Myers well despite intense competition from generic drug makers and the patent expiration of Capoten (a blood pressure control medication and one of Bristol-Myer's most popular and profitable products). In addition, its drug Pravachol, used for treatment of high cholesterol, appears to decrease significantly the chances of getting a first heart attack. Bristol-Myers recently received FDA approval for this additional new use of the drug. Since receiving this approval, sales have already increased dramatically. Moreover, Bristol-Myers owns non-core businesses in other areas such as Clairol ( a hair products company) and Nutritional & Medical Devices Group. We believe that Bristol-Myers' senior management may eventually restructure the company and sell some of these non-strategic, lower margin assets. That should ultimately increase its long-term attractiveness.

U.S. GOVERNMENT /HIGH QUALITY SECURITIES PORTFOLIO

The U.S. Government/ High Quality Securities Portfolio seeks high current income and security of principal from a portfolio made up primarily of U.S. government obligations and other high-quality fixed income investments. For the year ended December 31, 1996, the U.S. Government/ High Quality Securities Portfolio had a total return of 3.34%.

In our view, one of the most important events for the market in 1996 was the unexpected strength of the U.S. economy during the first half of the year and weaker economic growth during the second half. In addition to President Clinton's re-election and Congress maintaining its Republican majority, other significant market events in 1996 include the U.S. Treasury's plans to introduce inflation-indexed securities, the Boskin Report that suggests inflation may be roughly 1% lower than previously reported, and Russian President Boris Yeltsin surviving both medically and politically.

Looking ahead to 1997, we believe there may be some possible (although not necessarily probable) market challenges on the horizon such as:

      -- Data that indicates moderate to weaker economic growth
      -- Continued partisan ethics probes that negatively impact our political leaders
      -- U.S. dollar coming under short-term  pressure because of a failure to put in place a credible fiscal plan
      -- Renewed tension in the Middle East -- possibly oil related
      -- Political problems resurfacing in Russia

In our opinion, the yield on the 30 Year U.S. Treasury bond should remain in a broad range of 6%-7%. However, if any of the above expected 1997 events take place, the yield could temporarily rise above the 7% level. Ultimately, we believe this would represent a buying opportunity because U.S. economic fundamentals do not, in our view, warrant higher rates.

RESERVE ACCOUNT PORTFOLIO

The Reserve Account Portfolio invests in money market instruments to help provide stability, and in longer-term securities (not to exceed five years for U.S. Government securities, and three years for corporate debt obligations) to provide enhanced return. For the year ended December 31, 1996, the Reserve Account Portfolio had a total return of 1.57%.

For defensive purposes, the Portfolio also employs an immunization strategy. (The Portfolio's immunization strategy involves the use of proprietary technology that helps provide support to the manager in avoiding negative quarterly returns.) While minor day-to-day price fluctuations are unavoidable, this strategy should produce sufficient income during adverse market conditions to offset any potential decline in the prices of the Portfolio's longer term securities. In extremely uncertain or volatile periods of interest rates, it is possible for the Portfolio to be fully invested in short-term money market instruments. Unlike money market funds, which generally seek to maintain a stable net asset value (NAV) of $1.00 per share, the Reserve Account Portfolio's NAV does fluctuate with market conditions.

Volatility in the market and the speed of that volatility has risen during the reporting period. In our view, a primary factor behind this higher (and faster) market volatility has been the increasingly important influence of big hedge funds, foreign investors and central banks. In this type of environment, the Portfolio's immunization strategy, although challenged, has enabled it to avoid quarterly negative returns this past year.

In closing, we thank you for your investment in the Smith Barney Variable Account Funds and look forward to serving your investment needs in 1997.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman and Chief Executive Officer

January 29, 1997

   -----------------------------------------------------------------------------
                          Income and Growth Portfolio
   -----------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Historical Performance
   -----------------------------------------------------------------------------
                          Net Asset Value
                         -----------------
                         Beginning   End    Income   Capital Gain    Total
   Year Ended             of Year  of Year Dividends Distributions Returns(1)
   ==========================================================================
   12/31/96               $15.24   $14.69     $0.56       $3.24       21.02%
   --------------------------------------------------------------------------
   12/31/95                13.05    15.24      0.44        0.94       27.56
   --------------------------------------------------------------------------
   12/31/94                14.93    13.05      0.39        1.02       (3.12)
   --------------------------------------------------------------------------
   12/31/93                14.36    14.93      0.57        1.45       18.61
   --------------------------------------------------------------------------
   12/31/92                13.76    14.36      0.50        0.48       11.48
   --------------------------------------------------------------------------
   12/31/91                10.93    13.76      0.58        0.00       31.34
   --------------------------------------------------------------------------
   12/31/90                12.66    10.93      0.66        0.00       (8.37)
   --------------------------------------------------------------------------
   Inception* to 12/31/89  12.50    12.66      0.18        0.00        2.68**
   ==========================================================================
   Total                                      $3.88       $7.13
   ==========================================================================

   IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.

   -----------------------------------------------------------------------------
   Average Annual Total Return
   -----------------------------------------------------------------------------

   ==========================================================================
   Year Ended 12/31/96                                                21.02%
   --------------------------------------------------------------------------
   Five Years Ended 12/31/96                                          14.61
   --------------------------------------------------------------------------
   Inception* to 12/31/96                                             12.73
   ==========================================================================


   --------------------------------------------------------------------------
   Cumulative Total Return
   --------------------------------------------------------------------------


   ==========================================================================
   Inception* to 12/31/96                                            144.38%
   ==========================================================================

   (1) Assumes reinvestment of all dividends and capital gain distributions.
    * The inception date for the Income and Growth Portfolio is July 20, 1989. ** Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                   Growth of $10,000 Invested in Shares of
                        the Income and Growth Portfolio
                       vs. Standard & Poor's 500 Index*

================================================================================

                          July 1989 -- December 1996


                             [GRAPH APPEARS HERE]

                                INCOME AND GROWTH      STANDARD & POORS
                                   PORTFOLIO                  500
                                     FUND                    INDEX
                                     ----                    -----
            7/20/89                  10,000                  10,000
              12/89                  10,268                  10,362
              12/90                   9,408                  10,040
              12/91                  12,357                  13,092
              12/92                  13,776                  14,088
              12/93                  16,340                  15,581
              12/94                  15,831                  15,786
              12/95                  20,160                  21,709
           12/31/96                  24,438                  26,691


* Hypothetical illustration of $10,000 invested in shares at inception on July 20, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1996. The Standard & Poor's 500 Index is an index of widely held common stocks listed on the New York and American Stock Exchange and the over-the-counter markets. Figures for the index include reinvestment of dividends. the index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

   -----------------------------------------------------------------------------
                U.S. Government/High Quality Securities Portfolio
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   Historical Performance
   -----------------------------------------------------------------------------

                          Net Asset Value
                         -----------------
                         Beginning   End     Income  Capital Gain    Total
   Year Ended             of Year  of Year Dividends Distributions Returns(1)
   ==========================================================================
   12/31/96                $13.66   $12.90    $1.22      $0.00       3.34%
   --------------------------------------------------------------------------
   12/31/95                 12.46    13.66     0.94       0.00      17.20
   --------------------------------------------------------------------------
   12/31/94                 13.35    12.46     0.84       0.00      (0.35)
   --------------------------------------------------------------------------
   12/31/93                 13.44    13.35     0.87       0.02       5.91
   --------------------------------------------------------------------------
   12/31/92                 13.45    13.44     0.89       0.05       6.91
   --------------------------------------------------------------------------
   12/31/91                 12.74    13.45     0.87       0.02      12.58
   --------------------------------------------------------------------------
   12/31/90                 12.54    12.74     0.82       0.00       8.11
   --------------------------------------------------------------------------
   Inception* to 12/31/89   12.50    12.54     0.34       0.00       3.01**
   ==========================================================================
   Total                                      $6.79      $0.09
   ==========================================================================

   IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.


   --------------------------------------------------------------------------
   Average Annual Total Return
   --------------------------------------------------------------------------

   ==========================================================================
   Year Ended 12/31/96                                               3.34%
   --------------------------------------------------------------------------
   Five Years Ended 12/31/96                                         6.45
   --------------------------------------------------------------------------
   Inception* to 12/31/96                                            7.52
   ==========================================================================

   --------------------------------------------------------------------------
   Cumulative Annual Total Return
   --------------------------------------------------------------------------

   ==========================================================================
   Inception* to 12/31/96                                           71.32%
   ==========================================================================

   (1) Assumes reinvestment of all dividends and capital gain distributions.
    * The inception date for the U.S. Government/High Quality Securities Portfolio is July 31, 1989.
    * Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                    GROWTH OF $10,000 INVESTED IN SHARES OF
             THE U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO
                  VS. LEHMAN BROTHERS GNMA MUTUAL FUND INDEX*

================================================================================

                          July 1989 -- December 1996

                             [GRAPH APPEARS HERE]

                           U.S GOVERNMENT/
                            HIGH QUALITY
                             SECURITIES            LEHMAN BROTHERS
                              PORTFOLIO            GNMA MUTUAL FUND
                                FUND                    INDEX
                                ----                    -----
        7/31/89                 10000                   10000
          12/89                 10301                   10354
          12/90                 11136                   11449
          12/91                 12537                   11633
          12/92                 13404                   12495
          12/93                 14196                   13317
          12/94                 14146                   13118
          12/95                 16579                   15353
       12/31/96                 17132                   16203


* Hypothetical illustration of $10,000 invested in shares at inception on July 31, 1989, assuming reinvestment of dividends and capital gains, if any at net asset value through December 31, 1996. The Lehman Brothers GNMA Mutual Fund Index is composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

   -----------------------------------------------------------------------------
                           Reserve Account Portfolio
   -----------------------------------------------------------------------------

   -----------------------------------------------------------------------------
   Historical Performance
   -----------------------------------------------------------------------------

                          Net Asset Value
                         ------------------
                          Beginning   End    Income   Capital Gain    Total
   Year Ended              of Year  of Year Dividends Distributions Returns(1)
   ===========================================================================
   12/31/96                 $12.71   $10.99    $1.92      $0.00        1.57%
   ---------------------------------------------------------------------------
   12/31/95                  12.39    12.71     0.74       0.05        8.83
   ---------------------------------------------------------------------------
   12/31/94                  12.75    12.39     0.58       0.03        1.99
   ---------------------------------------------------------------------------
   12/31/93                  12.86    12.75     0.69       0.01        4.59
   ---------------------------------------------------------------------------
   12/31/92                  13.08    12.86     0.78       0.07        4.82
   ---------------------------------------------------------------------------
   12/31/91                  12.66    13.08     0.89       0.03       10.64
   ---------------------------------------------------------------------------
   12/31/90                  12.55    12.66     0.93       0.00        8.30
   ---------------------------------------------------------------------------
   Inception* to 12/31/89    12.50    12.55     0.36       0.00        3.26**
   ===========================================================================
   Total                                       $6.89      $0.19
   ===========================================================================

   IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS AND CAPITAL GAINS, IF ANY, ANNUALLY.


   ---------------------------------------------------------------------------
   Average Annual Total Return
   ---------------------------------------------------------------------------

   ===========================================================================
   Year Ended 12/31/96                                                 1.57%
   ---------------------------------------------------------------------------
   Five Years Ended 12/31/96                                           4.33
   ---------------------------------------------------------------------------
   Inception* to 12/31/96                                              5.89
   ===========================================================================

   ---------------------------------------------------------------------------
   Cumulative Total Return
   ---------------------------------------------------------------------------

   ===========================================================================
   Inception* to 12/31/96                                             52.91%
   ===========================================================================

   (1) Assumes reinvestment of all dividends and capital gain distributions.
    * The inception date for the Reserve Account Portfolio is August 2, 1989. ** Total return is not annualized, as it may not be representative of the total return for the year.

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                    GROWTH OF $10,00 INVESTED IN SHARES OF
                         THE RESERVE ACCOUNT PORTFOLIO
                  VS. SALOMON BROTHERS 1-YEAR TREASURY INDEX*

================================================================================

                         August 1989 -- December 1996


                                    [GRAPH]

                            RESERVE ACCOUNT   SALOMON BROTHERS
                              PORTFOLIO       1-YEAR TREASURY
                                FUND              INDEX
                               ------            --------
           8/2/89               10,000            10,000
            12/89               10,326            10,331
            12/90               11,183            11,254
            12/91               12,373            12,238
            12/92               12,969            12,828
            12/93               13,563            13,319
            12/94               13,833            13,670
            12/95               15,054            14,776
         12/31/96               15,291            15,615


* Hypothetical illustration of $10,000 invested in shares at inception on August 2, 1989, assuming reinvestment of dividends and capital gains, if any, at net asset value through December 31, 1996. The Salomon Brothers 1-Year Treasury Index is composed of one 1-Year United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

   All figures represent past performance and are not guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

--------------------------------------------------------------------------------
Schedules of Investments                                       December 31, 1996
--------------------------------------------------------------------------------

                          INCOME AND GROWTH PORTFOLIO

   SHARES                              SECURITY                         VALUE
================================================================================
COMMON STOCKS - 90.4%

AEROSPACE MANUFACTURING - 3.8%
    6,000    Daimler Benz AG ADR                                        $411,000
    6,000    United Technologies Corp.                                   396,000
--------------------------------------------------------------------------------
                                                                         807,000
--------------------------------------------------------------------------------

CHEMICALS - 5.6%
   40,000    Lawter International Inc.                                   505,000
   18,000    Olin Corp.                                                  677,250
--------------------------------------------------------------------------------
                                                                       1,182,250
--------------------------------------------------------------------------------

CONGLOMERATES - 3.0%
    5,000    National Service Industries Inc                             186,875
   10,000    Tenneco Inc.                                                451,250
--------------------------------------------------------------------------------
                                                                         638,125
--------------------------------------------------------------------------------

ELECTRIC UTILITIES - 7.6%
   10,000    CMS Energy Corp.                                            336,250
   10,000    Dominion Resources Inc.                                     385,000
   20,000    Entergy Corp.                                               555,000
    8,000    Texas Utilities Co.                                         326,000
--------------------------------------------------------------------------------
                                                                       1,602,250
--------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -  7.4%
    8,000    Emerson Electric Co.                                        774,000
    8,000    General Electric Co.                                        791,000
--------------------------------------------------------------------------------
                                                                       1,565,000
--------------------------------------------------------------------------------

ENERGY OIL INTEGRATED - INTERNATIONAL - 8.2%
    9,000    Chevron Corp.                                               585,000
    6,000    Mobil Corp.                                                 733,500
   10,000    Unocal Corp.                                                406,250
--------------------------------------------------------------------------------
                                                                       1,724,750
--------------------------------------------------------------------------------

ENERGY - REFINING AND MACHINERY - 1.7%
    8,000    Ashland Inc.                                                351,000
--------------------------------------------------------------------------------



                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                               INCOME AND GROWTH PORTFOLIO

   SHARES                              SECURITY                         VALUE
================================================================================
FINANCIAL SERVICES - 11.6%
    9,400    Chase Manhattan Corp.                                      $838,950
   27,000    Commonwealth Bank of Australia ADR@                         774,828
    9,000    Household International Inc.                                830,250
--------------------------------------------------------------------------------
                                                                       2,444,028
--------------------------------------------------------------------------------

HOSPITAL RELATED - 2.9%
   15,000    Baxter International Inc.                                   615,000
--------------------------------------------------------------------------------

INSURANCE - MULTI-LINE - 4.1%
    9,270    Allstate Insurance Corp.                                    536,501
    5,000    ITT Hartford Group Inc.                                     337,500
--------------------------------------------------------------------------------
                                                                         874,001
--------------------------------------------------------------------------------

METALS & MINING - 3.2%
   15,000    Cleveland Cliffs Inc.                                       680,625
--------------------------------------------------------------------------------

NATURAL - GAS PIPELINE - 2.9%
      930    El Paso Natural Gas Co.                                      46,965
   15,000    Williams Cos., Inc.                                         562,500
--------------------------------------------------------------------------------
                                                                         609,465
--------------------------------------------------------------------------------

NATURAL - GAS UTILITIES - 1.4%
   10,000    Brooklyn Union Gas Co.                                      301,250
--------------------------------------------------------------------------------

NEWSPAPER -  0.7%
    4,000    New York Times Co., Class A Shares                          152,000
--------------------------------------------------------------------------------

OIL WELL EQUIPMENT & SERVICES - 2.9%
   20,000    Dresser Industries Inc.                                     620,000
--------------------------------------------------------------------------------

PAPER PRODUCTS - 4.2%
   10,000    International Paper Co.                                     403,750
    5,000    Kimberly-Clark Corp.                                        476,250
--------------------------------------------------------------------------------
                                                                         880,000
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                          INCOME AND GROWTH PORTFOLIO

   SHARES                              SECURITY                           VALUE
================================================================================

PHARMACEUTICALS - 9.1%
   13,000    American Home Products Corp.                               $762,125
    4,000    Bristol-Myers Squibb Co.                                    435,000
   10,000    Eli Lilly & Co.                                             730,000
--------------------------------------------------------------------------------
                                                                       1,927,125
--------------------------------------------------------------------------------

PHOTOGRAPHY - 3.8%
   10,000    Eastman Kodak Co.                                           802,500
--------------------------------------------------------------------------------

R.E.I.T. - 1.7%
    7,000    Crescent Real Estate Equities Inc.                          369,250
--------------------------------------------------------------------------------

SHIPBUILDING - 0.1%
    2,000    Newport News Shipbuilding Inc.+                              30,000
--------------------------------------------------------------------------------

TELEPHONE  - 2.2%
   10,000    GTE Corp.                                                   455,000
--------------------------------------------------------------------------------

TRANSPORTATION - RAILROAD - 2.3%
    8,000    Union Pacific Corp.                                         481,000
--------------------------------------------------------------------------------
             TOTAL COMMON STOCKS
             (Cost - $14,218,065)                                     19,111,619
================================================================================

PREFERRED STOCKS - 2.0%

HEALTHCARE -  1.2%
    8,500    FHP International Corp., Series A                           259,250
--------------------------------------------------------------------------------

METALS & MINING - 0.8%
    5,000    Freeport McMoRan Copper & Gold, Series B                    160,000
--------------------------------------------------------------------------------
             TOTAL PREFERRED STOCKS
             (Cost - $404,928)                                           419,250
================================================================================





                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedules of Investments (continued)                           December 31, 1996
--------------------------------------------------------------------------------

                               INCOME AND GROWTH PORTFOLIO

      FACE
     AMOUNT                            SECURITY                         VALUE
================================================================================
CONVERTIBLE DEBENTURES - 1.8%

ENERGY - 1.8%

   $400,000  Oryx Energy Co.,  7.500% due 5/15/14 (Cost - $558,000)     $388,000
================================================================================

REPURCHASE AGREEMENT - 5.8%

   1,229,000 Citibank, 6.893% due 1/2/97; Proceeds
             at maturity - $1,229,471; (Fully collateralized
             by U.S. Treasury Bills due 12/31/98;
             Market value - $1,253,616) (Cost $1,229,000)              1,229,000
================================================================================

             TOTAL INVESTMENTS - 100%
             (Cost - $16,409,993**)                                  $21,147,869
================================================================================

+  Non-income producing security.
@ Security exempt from registration under Rule 144A of Securities Act of 1933. This security may be resold in transactions that are exempt from registration, generally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements

-------------------------------------------------------------------------------
Schedules of Investments (continued)                          December 31, 1996
-------------------------------------------------------------------------------

               U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO

      FACE
     AMOUNT                            SECURITY                            VALUE
================================================================================

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 77.0%

 $250,000    U.S. Treasury Note, 6.500% due 4/30/99                     $253,080
  200,000    U.S. Treasury Bond, 7.250% due 5/15/16                      211,366
  492,024    FNMA Certificates, 7.500% due 7/1/11*                       499,093
  147,261    GNMA Certificates I, 8.000% due 6/15/17*                    150,344
   57,245    GNMA Certificates I, 10.000% due 3/15/20*                    62,773
  276,455    GNMA Certificates I, 8.500% due 4/15/21*                    286,563
  256,930    GNMA Certificates I, 9.000% due 1/15/22*                    270,739
  466,573    GNMA Certificates I, 7.000% due 7/15/24*                    456,509
--------------------------------------------------------------------------------
             TOTAL U.S. GOVERNMENT & AGENCY
             OBLIGATIONS (Cost - $2,098,809)                           2,190,467
================================================================================

CORPORATE NOTES - 8.9%

  250,000    Shell Oil Corp, 6.950% due 12/15/98 (Cost-$264,973)         254,375
================================================================================

SHORT-TERM INVESTMENT - 14.1%

  400,000    Federal Home Loan Bank, 6.850% due 2/25/97
             (Cost - $398,375)                                           400,784
================================================================================

             TOTAL INVESTMENTS - 100%
             (Cost - $2,762,157**)                                    $2,845,626
================================================================================

*  Date shown represents the last date in a range of maturity dates.
** Aggregate cost for Federal income tax purposes is substantially the same.




                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities                           December 31, 1996
--------------------------------------------------------------------------------

                                                        U.S. GOV'T./
                                        INCOME AND      HIGH QUALITY    RESERVE
                                          GROWTH         SECURITIES     ACCOUNT
                                         PORTFOLIO        PORTFOLIO    PORTFOLIO
================================================================================

ASSETS:
   Investments, at value (Cost --
     $16,409,993, $2,762,157 and $ --,
     repectively)                       $21,147,869       $2,845,626          --
   Cash                                         525           14,800    $422,282
   Dividends and interest receivable         36,727           26,267          --
   Receivable from investment manager            --               --      23,134
   Other assets                                  --               --          38
--------------------------------------------------------------------------------
   TOTAL ASSETS                          21,185,121        2,886,693     445,454
--------------------------------------------------------------------------------

LIABILITIES:
   Payable for securities purchased         301,850               --          --
   Management fees payable                   10,406            1,121          --
   Payable for Fund shares purchased            747              103          --
   Accrued expenses                          60,313            9,289      10,914
--------------------------------------------------------------------------------
   TOTAL LIABILITIES                        373,316           10,513      10,914
--------------------------------------------------------------------------------
TOTAL NET ASSETS                        $20,811,805       $2,876,180    $434,540
================================================================================

NET ASSETS:
   Par value of shares of beneficial
     interest                                $1,416             $223         $40
   Capital paid in excess of par value   14,764,940        2,683,063     406,714
   Undistributed net investment income       96,749            2,604          68
   Accumulated net realized gain from
     security transactions                1,210,824          106,821      27,718
   Net unrealized appreciation of
     investments                          4,737,876           83,469          --
--------------------------------------------------------------------------------
TOTAL NET ASSETS                        $20,811,805       $2,876,180    $434,540
================================================================================
SHARES OUTSTANDING                        1,416,734          222,969      39,529
--------------------------------------------------------------------------------
NET ASSET VALUE                              $14.69           $12.90      $10.99
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Operations                    For the Year Ended December 31, 1996
--------------------------------------------------------------------------------


                                                      U.S. GOV'T./
                                         INCOME       HIGH QUALITY      RESERVE
                                         GROWTH        SECURITIES       ACCOUNT
                                        PORTFOLIO       PORTFOLIO      PORTFOLIO
================================================================================
INVESTMENT INCOME:
   Interest                              $93,456         $288,212       $77,606
   Dividends                             770,056               --            --
   Less: Foreign withholding tax          (6,298)              --            --
--------------------------------------------------------------------------------
   TOTAL INVESTMENT INCOME               857,214          288,212        77,606
--------------------------------------------------------------------------------

EXPENSES:
   Management fees (Note 2)              164,890           17,828         5,864
   Audit and legal                        12,858            9,150        14,146
   Shareholder and system servicing
     fees                                  8,280            7,500         9,000
   Trustees' fees                          7,540            2,000         3,500
   Custody                                 3,618              250         3,000
   Other                                   6,417            2,130         3,000
--------------------------------------------------------------------------------
   TOTAL EXPENSES                        203,603           38,858        38,510
   Less: Management fee waiver and
         expense reimbursement (Note 2)       --               --       (25,545)
--------------------------------------------------------------------------------
   NET EXPENSES                          203,603           38,858        12,965
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                    653,611          249,354        64,641
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 3):
   Realized Gain From Security
   Transactions (excluding short-term
   securities):
      Proceeds from sales             21,489,635        2,104,791     2,201,873
      Cost of securities sold         16,601,647        1,959,537     2,174,155
--------------------------------------------------------------------------------
   NET REALIZED GAIN                   4,887,988          145,254        27,718
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
   of Investments:
       Beginning of year               5,242,474          372,348        59,786
       End of year                     4,737,876           83,469             -
--------------------------------------------------------------------------------
   DECREASE IN NET UNREALIZED
     APPRECIATION                       (504,598)        (288,879)      (59,786)
--------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENT          4,383,390         (143,625)      (32,068)
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM
  OPERATIONS                          $5,037,001         $105,729       $32,573
================================================================================


                     See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                       YEARS ENDED DECEMBER 31,
                                                       ------------------------
INCOME AND GROWTH PORTFOLIO                               1996           1995
================================================================================
OPERATIONS:
   Net investment income                                $653,611       $797,586
   Net realized gain                                   4,887,988      1,668,197
   Increase (decrease) in net unrealized
     appreciation                                       (504,598)     4,535,318
--------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM OPERATIONS              5,037,001      7,001,101
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                (635,559)      (795,426)
   Net realized gains                                 (3,677,164)    (1,680,874)
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                    (4,312,723)    (2,476,300)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                      184,240        217,148
   Net asset value of shares issued for
     reinvestment of dividends                         4,311,352      2,476,300
   Cost of shares reacquired                         (14,190,110)    (4,920,184)
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS                                     (9,694,518)    (2,226,736)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                     (8,970,240)     2,298,065

NET ASSETS:
   Beginning of year                                  29,782,045     27,483,980
--------------------------------------------------------------------------------
   END OF YEAR*                                      $20,811,805    $29,782,045
================================================================================
* Includes undistributed net investment
    income of:                                           $96,749         $2,307
================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------

                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
U.S. GOV'T./HIGH QUALITY SECURITIES PORTFOLIO              1996          1995
================================================================================
OPERATIONS:
   Net investment income                                 $249,354     $313,405
   Net realized gain                                      145,254        1,765
   Increase (decrease) in net unrealized appreciation    (288,879)     462,218
--------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM OPERATIONS                 105,729      777,388
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                 (248,660)    (313,396)
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                       (248,660)    (313,396)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                        86,439      221,967
   Net asset value of shares issued for
     reinvestment of dividends                            248,660      313,396
   Cost of shares reacquired                           (2,171,515)    (982,509)
--------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM FUND SHARE
     TRANSACTIONS                                      (1,836,416)    (447,146)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      (1,979,347)      16,846

NET ASSETS:
   Beginning of year                                    4,855,527    4,838,681
--------------------------------------------------------------------------------
   END OF YEAR *                                       $2,876,180   $4,855,527
================================================================================
* Includes undistributed net investment income of:         $2,604          $23
================================================================================

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (continued)
--------------------------------------------------------------------------------


                                                        YEARS ENDED DECEMBER 31,
                                                        ------------------------
RESERVE ACCOUNT PORTFOLIO                                  1996          1995
================================================================================
OPERATIONS:
 Net investment income                                    $64,641      $124,809
 Net realized gain                                         27,718         9,219
 Increase (decrease) in net unrealized appreciation       (59,786)       66,127
--------------------------------------------------------------------------------
 INCREASE IN NET ASSETS FROM OPERATIONS                    32,573       200,155
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                    (64,625)     (126,558)
 Net realized gains                                            --        (9,058)
--------------------------------------------------------------------------------
 DECREASE IN NET ASSETS FROM
  DISTRIBUTIONS TO SHAREHOLDERS                           (64,625)     (135,616)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                         256,384       361,578
 Net asset value of shares issued for
   reinvestment of dividends                               64,625       135,616
 Cost of shares reacquired                             (2,169,900)     (773,814)
--------------------------------------------------------------------------------
 DECREASE IN NET ASSETS FROM FUND SHARE
   TRANSACTIONS                                        (1,848,891)     (276,620)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                 (1,880,943)     (212,081)

NET ASSETS:
 Beginning of year                                      2,315,483     2,527,564
--------------------------------------------------------------------------------
 END OF YEAR *                                           $434,540    $2,315,483
================================================================================
* Includes undistributed
  (over distributed) net investment income of:                $68         $(156)
================================================================================


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

   1.  SIGNIFICANT ACCOUNTING POLICIES

   Smith Barney Variable Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold exclusively for use with Variable Annuity Contracts. The Fund consists of three separate investment portfolios ("Portfolios"): Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain annuity and variable life insurance contracts.

   The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. Government and Agency obligations are valued at the mean between bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. As of December 31, 1996, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Accordingly, for the Income and Growth Portfolio, a portion of accumulated net investment loss amounting to $76,390 was reclassified to paid-in-capital. In addition, for the U.S. Government/High Quality Securities Portfolio, a portion of accumulated net realized gain and accumulated net investment loss amounting to $16 and $1,887, respectively, was reclassified to paid-in-capital. For the Reserve Account Portfolio, a portion of accumulated net realized gains and accumulated net investment loss amounting to $164 and $208, respectively, was reclassified to paid-in-capital. Net investment income, net realized gains and net assets were not affected by the change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   2.  MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

   Smith Barney Mutual Funds Management Inc. ("SBMFM") acts as investment manager to the Fund. The Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios pay SBMFM a management fee calculated at the annual rates of 0.60%, 0.45% and 0.45%, respectively on average daily net assets. These fees are calculated daily and paid monthly. For the Reserve Account Portfolio, SBMFM waived all of its management fees and reimbursed expenses of $19,681 for the year ended December 31, 1996.

   Smith Barney Inc. ("SB"), a subsidiary of Smith Barney Holdings Inc., acts as distributor of the Fund shares and primary broker for its portfolio agency transactions. For the year ended December 31, 1996, SB received brokerage commissions of $16,187.

   All officers and two Trustees of the Fund are employees of SB.

   3.  INVESTMENTS

   During the year ended December 31, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                                U.S. GOVT./
                        INCOME AND             HIGH QUALITY            RESERVE
                         GROWTH                 SECURITIES             ACCOUNT
                        PORTFOLIO               PORTFOLIO             PORTFOLIO
=================================================================================
Purchases               $7,737,070              $507,367                 --
---------------------------------------------------------------------------------
Sales                   21,489,635              2,104,791              $2,201,873
=================================================================================

   At December 31, 1996, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

                                                            U.S. GOVT./
                                    INCOME AND             HIGH QUALITY            RESERVE
                                     GROWTH                 SECURITIES             ACCOUNT
                                    PORTFOLIO               PORTFOLIO             PORTFOLIO
===========================================================================================
Gross unrealized appreciation*     $4,984,190                 $94,066                --
Gross unrealized depreciation*       (246,314)                (10,597)               --
-------------------------------------------------------------------------------------------
Net unrealized appreciation*       $4,737,876                 $83,469                --
===========================================================================================

*  Substantially the same for Federal income tax purposes.

   4.  REPURCHASE AGREEMENTS

   The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the seller at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

   5.SHARES OF BENEFICIAL INTEREST

   At December 31, 1996, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Portfolio.

   Transactions in shares of each Portfolio were as follows:

                                                  YEAR ENDED          YEAR ENDED
                                               DECEMBER 31, 1996   DECEMBER 31, 1995
========================================================================================
INCOME AND GROWTH PORTFOLIO
Shares sold                                             10,768                   15,292
Shares issued on reinvestment                          289,939                  163,142
Shares redeemed                                       (838,437)                (330,447)
-----------------------------------------------------------------------------------------
Net Decrease                                          (537,730)                (152,013)
=========================================================================================
U.S. GOV'T./HIGH QUALITY SECURITIES PORTFOLIO
Shares sold                                              6,349                   16,901
Shares issued on reinvestment                           19,216                   22,959
Shares redeemed                                       (158,102)                 (72,806)
----------------------------------------------------------------------------------------
Net Decrease                                          (132,537)                 (32,946)
========================================================================================
RESERVE ACCOUNT PORTFOLIO
Shares sold                                             20,010                   27,933
Shares issued on reinvestment                            5,881                   10,670
Shares redeemed                                       (168,547)                 (60,357)
----------------------------------------------------------------------------------------
Net Decrease                                          (142,656)                 (21,754)
========================================================================================

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

INCOME AND GROWTH PORTFOLIO                    1996        1995       1994        1993       1992
===================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR            $15.24      $13.05     $14.93      $14.36     $13.76
---------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income                         0.57        0.45       0.39        0.57       0.49
  Net realized and unrealized gain (loss)       2.68        3.12      (0.86)       2.02       1.09
---------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations             3.25        3.57      (0.47)       2.59       1.58
---------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
 Net investment income                         (0.56)      (0.44)     (0.39)      (0.57)     (0.50)
 Net realized gains                            (3.24)      (0.94)     (1.02)      (1.45)     (0.48)
---------------------------------------------------------------------------------------------------
Total Distributions                            (3.80)      (1.38)     (1.41)      (2.02)     (0.98)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $14.69      $15.24     $13.05      $14.93     $14.36
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                   21.02%      27.56%     (3.12)%     18.61%     11.48%
---------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000s)               $20,812     $29,782    $27,484     $30,638    $26,501
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
 Expenses                                       0.74%       0.77%      0.75%       0.75%      0.84%
 Net investment income                          2.39        2.77       2.49        3.59       3.43
---------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           30%         46%        40%         70%        57%
---------------------------------------------------------------------------------------------------
AVERAGE COMMISSIONS PER SHARE PAID
  ON EQUITY SECURITY TRANSACTIONS (1)          $0.07       $0.07         --         --         --
===================================================================================================

(1) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

U.S. GOV'T./HIGH QUALITY

SECURITIES PORTFOLIO                    1996     1995    1994     1993    1992
================================================================================
NET ASSET VALUE, BEGINNING OF YEAR     $13.66   $12.46  $13.35   $13.44  $13.45
--------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (1)             1.22     0.94    0.84     0.88    0.88
   Net realized and unrealized gain
     (loss)                             (0.76)    1.20   (0.89)   (0.08)   0.05
--------------------------------------------------------------------------------
Total Income (Loss) From Operations     (0.46)    2.14   (0.05)    0.80    0.93
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                (1.22)   (0.94)  (0.84)   (0.87)  (0.89)
   Net realized gains                      --       --      --    (0.02)  (0.05)
--------------------------------------------------------------------------------
Total Distributions                     (1.22)   (0.94)  (0.84)   (0.89)  (0.94)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR           $12.90   $13.66  $12.46   $13.35  $13.44
--------------------------------------------------------------------------------
TOTAL RETURN                             3.34%   17.20%  (0.35)%   5.91%   6.91%
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000s)         $2,876   $4,856  $4,838   $5,450  $5,516
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses (1)                          0.98%    0.87%   0.76%    0.74%   0.93%
   Net investment income                 6.30     6.36    5.87     6.09    6.34
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                    13%       0%     36%       4%     11%
================================================================================

(1) The Manager waived a portion of its fees as follows: $0.02 per share
    (0.10% of average net assets) in 1992 with respect to the U.S. Gov't./High Quality Securities Portfolio; subject to a voluntary waiver of the fee to the extent that the aggregate expenses of any Portfolio exceed 1.00% of the average daily net assets for any year.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

RESERVE ACCOUNT PORTFOLIO            1996     1995     1994      1993     1992
================================================================================
NET ASSET VALUE, BEGINNING OF YEAR  $12.71   $12.39   $12.75    $12.86   $13.08
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
   Net investment income (1)          1.92     0.73     0.59      0.69     0.78
   Net realized and unrealized gain
     (loss)                          (1.72)    0.38    (0.34)    (0.10)   (0.15)
--------------------------------------------------------------------------------
Total Income From Operations          0.20     1.11     0.25      0.59     0.63
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income             (1.92)   (0.74)   (0.58)    (0.69)   (0.78)
   Net realized gains                  --     (0.05)   (0.03)    (0.01)   (0.07)
--------------------------------------------------------------------------------
Total Distributions                  (1.92)   (0.79)   (0.61)    (0.70)   (0.85)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR        $10.99   $12.71   $12.39    $12.75   $12.86
--------------------------------------------------------------------------------
TOTAL RETURN                          1.57%    8.83%    1.99%     4.59%    4.82%
--------------------------------------------------------------------------------
NET ASSETS END OF YEAR
  (000s)                              $435   $2,315   $2,528    $2,615   $2,974
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses (1)                       1.00%    0.97%    0.86%     0.98%    1.01%
   Net investment income              4.98     5.30     4.77      4.90     5.41
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                  0%      17%      81%        0%      18%
================================================================================

(1) The Manager waived all or a portion of its fees as follows: $0.15 per share (0.45% of average net assets) in 1996, $0.01 per share (0.05% of average net assets) in 1993 and $0.03 per share (0.34% of average net assets) in 1992 with respect to the Reserve Account Portfolio, subject to a voluntary waiver of the fee to the extent that the aggregate expenses of any Portfolio exceed 1.00% of the average daily net assets for any year. In addition, the manager reimbursed the Portfolio for $19,681 in expenses for the year ended December 31, 1996.

    In addition, if such fees were not waived and expenses reimbursed the per share decrease in net investment income and expense ratio would have been $0.65 and 2.97%, respectively for the year ended December 31, 1996.

                      [KPMG PEAT MARWICK LLP LETTERHEAD]

THE SHAREHOLDERS AND TRUSTEES OF
SMITH BARNEY VARIABLE ACCOUNT FUNDS:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Income and Growth, U.S. Government/High Quality Securities and the Reserve Account Portfolios of Smith Barney Variable Account Funds as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Income and Growth, U.S. Government/High Quality Securities and the Reserve Account Portfolios of Smith Barney Variable Account Funds as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                         /s/ KPMG Peat Marwick LLP



New York, New York
February 12, 1997


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Tax Information (unaudited)
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   The amount of long-term capital gains paid by the Income and Growth
Portfolio to its shareholders for the fiscal year ended December 31, 1996 was $3,677,164.

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